Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 144	$ 139
Net amount generated/arising in current year, actuarial (gains)/losses	22	6
Amortization, actuarial (gains)/losses	(10)	(10)
Foreign currency translation, actuarial (gains)/losses before tax	(4)	9
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	152	144
Accumulated other comprehensive loss, prior service cost, beginning balance	2	2
Net amount generated/arising in current year, prior service cost	2
Amortization, prior service cost	(1)
Foreign currency translation adjustment	0	0
Accumulated other comprehensive loss, prior service cost, ending balance	3	2
Accumulated other comprehensive loss Total, beginning balance	146	141
Net amount generated/arising in current year, Total	24	6
Amortization, Total	(11)	(10)
Foreign currency translation adjustment, Total	(4)	9
Accumulated other comprehensive loss Total, ending balance	$ 155	$ 146